iShares
®
ESG Aware MSCI EAFE ETF
Schedule of Investments
(unaudited)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Australia  —  6 .6%
ANZ Group Holdings Ltd. ................... 1,193,454 $ 30,217,372
Aristocrat Leisure Ltd. ...................... 771,094 27,705,728
ASX Ltd. .............................. 358,583 11,910,809
BHP Group Ltd. .......................... 2,468,680 109,901,581
Brambles Ltd. ........................... 1,951,507 23,241,844
CAR Group Ltd. .......................... 531,550 9,479,658
Cochlear Ltd. ........................... 166,409 11,986,171
Commonwealth Bank of Australia .............. 1,015,690 120,374,789
Computershare Ltd. ....................... 741,137 18,364,728
CSL Ltd. ............................... 165,088 11,465,554
Evolution Mining Ltd. ...................... 1,279,559 11,272,183
Lottery Corp. Ltd. (The) ..................... 5,696,547 22,128,548
Lynas Rare Earths Ltd.
(a)
.................... 860,847 11,835,343
Macquarie Group Ltd. ...................... 207,703 35,616,727
National Australia Bank Ltd. .................. 1,883,270 50,548,204
Northern Star Resources Ltd. ................. 856,978 11,681,141
PLS Group Ltd.
(a)
......................... 2,701,655 12,578,922
QBE Insurance Group Ltd. .................. 1,589,155 25,824,647
REA Group Ltd. .......................... 97,635 10,444,411
Sigma Healthcare Ltd. ..................... 6,442,745 13,591,117
South32 Ltd. ............................ 5,219,031 18,105,440
Suncorp Group Ltd. ....................... 1,303,109 16,250,866
Transurban Group ........................ 4,906,904 52,774,871
Wesfarmers Ltd. ......................... 359,590 20,577,817
Westpac Banking Corp. .................... 1,901,205 49,156,796
Woodside Energy Group Ltd. ................. 1,441,724 31,538,344
768,573,611
a
Austria  —  0 .5%
BAWAG Group AG
(b)
....................... 72,319 12,968,320
Erste Group Bank AG ...................... 138,616 16,522,651
OMV AG .............................. 160,023 11,515,283
Verbund AG ............................ 172,594 11,586,385
52,592,639
a
Belgium  —  1 .2%
Anheuser-Busch InBev SA/N.V. ............... 589,924 47,233,791
Argenx SE
(a)
............................ 24,637 20,594,894
KBC Group N.V. ......................... 263,283 34,937,879
Sofina SA .............................. 38,183 9,908,123
UCB SA ............................... 79,647 23,386,475
136,061,162
a
Denmark  —  1 .4%
AP Moller - Maersk A.S. , Class A .............. 4,818 11,731,099
Carlsberg A.S. , Class B .................... 100,704 13,537,736
DSV A.S. .............................. 99,928 24,997,804
Novo Nordisk A.S. , Class B .................. 1,589,946 72,652,782
Orsted A.S.
(a) (b)
.......................... 476,482 12,143,400
Pandora A.S. ........................... 136,465 12,771,565
Vestas Wind Systems A.S. .................. 721,700 20,249,348
168,083,734
a
Finland  —  1 .6%
Elisa OYJ .............................. 378,907 18,173,273
Kesko OYJ , Class B ....................... 818,329 19,834,484
Metso OYJ ............................. 935,024 17,835,781
Neste OYJ ............................. 413,978 13,597,446
Nokia OYJ ............................. 3,467,771 50,933,853
Sampo OYJ , Class A ...................... 2,154,997 22,745,022
Stora Enso OYJ , Class R ................... 1,014,175 11,868,545
UPM-Kymmene OYJ ...................... 466,899 13,640,810
Security Shares Value
a
Finland (continued)
Wartsila OYJ Abp ......................... 584,594 $ 23,724,930
192,354,144
a
France  —  9 .0%
Air Liquide SA ........................... 89,960 18,584,256
Airbus SE .............................. 186,508 38,947,932
Alstom SA
(a) (c)
........................... 570,860 11,394,037
AXA SA ............................... 1,520,148 70,099,105
BNP Paribas SA ......................... 800,765 86,316,623
Carrefour SA ............................ 513,495 9,604,010
Cie Generale des Etablissements Michelin SCA .... 364,576 13,307,449
Covivio SA ............................. 214,760 13,793,679
Credit Agricole SA ........................ 1,201,347 23,145,414
Danone SA ............................. 621,456 44,185,489
Dassault Systemes SE ..................... 965,289 21,177,873
Eiffage SA ............................. 171,241 24,783,244
Engie SA .............................. 958,590 29,571,579
EssilorLuxottica SA ....................... 162,022 32,747,819
Getlink SE ............................. 954,532 20,886,744
Hermes International SCA ................... 11,781 22,015,479
Kering SA .............................. 47,324 13,937,844
Legrand SA ............................ 112,694 19,369,806
L'Oreal SA ............................. 130,930 57,772,540
LVMH Moet Hennessy Louis Vuitton SE .......... 118,464 64,793,641
Pernod Ricard SA ........................ 186,541 13,742,007
Rexel SA .............................. 692,108 29,555,372
Safran SA .............................. 63,260 22,498,547
Sanofi SA .............................. 565,955 49,611,112
Schneider Electric SE ...................... 303,941 95,462,722
Societe Generale SA ...................... 575,195 47,810,846
STMicroelectronics N.V. .................... 380,692 26,051,871
TotalEnergies SE ......................... 1,163,763 102,111,837
Unibail-Rodamco-Westfield .................. 244,791 28,297,627
1,051,576,504
a
Germany  —  8 .6%
adidas AG ............................. 168,054 32,460,552
Allianz SE , Registered ..................... 244,925 108,539,919
Bayer AG , Registered ...................... 587,746 24,994,917
Beiersdorf AG
(c)
.......................... 170,251 13,687,671
Commerzbank AG ........................ 298,077 12,831,564
Deutsche Bank AG , Registered ............... 1,145,259 37,112,237
Deutsche Boerse AG ...................... 109,244 31,474,453
Deutsche Post AG ........................ 201,201 11,982,998
Deutsche Telekom AG , Registered ............. 722,786 24,267,596
E.ON SE .............................. 675,458 14,338,944
Evonik Industries AG ...................... 631,079 12,358,868
GEA Group AG .......................... 277,204 17,869,324
Heidelberg Materials AG .................... 85,332 18,880,127
Henkel AG & Co. KGaA .................... 515,804 37,410,562
HOCHTIEF AG .......................... 42,407 23,975,342
Infineon Technologies AG ................... 747,185 70,844,705
Mercedes-Benz Group AG ................... 193,197 11,730,539
Merck KGaA ............................ 262,515 39,979,472
MTU Aero Engines AG ..................... 35,094 12,803,565
Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen , Registered ................... 67,003 35,188,008
QIAGEN N.V. ........................... 331,722 12,232,013
Rheinmetall AG .......................... 26,314 39,617,437
SAP SE ............................... 663,638 120,048,392
Siemens AG , Registered .................... 450,086 141,119,982
Siemens Energy AG ....................... 360,173 68,185,788
Vonovia SE ............................. 943,384 23,512,581
997,447,556
a

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
ESG Aware MSCI EAFE ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Hong Kong  —  1 .8%
AIA Group Ltd. .......................... 6,285,000 $ 65,928,231
BOC Hong Kong Holdings Ltd. ................ 6,306,500 38,534,814
Hong Kong Exchanges & Clearing Ltd. .......... 818,700 41,802,792
MTR Corp. Ltd.
(c)
......................... 4,811,500 19,360,175
Sino Land Co. Ltd. ........................ 17,308,000 26,082,200
Sun Hung Kai Properties Ltd. ................. 755,500 12,688,418
204,396,630
a
Ireland  —  0 .6%
AIB Group PLC .......................... 1,480,454 17,421,821
Bank of Ireland Group PLC .................. 1,064,543 21,630,423
Kerry Group PLC , Class A ................... 337,004 28,874,109
67,926,353
a
Israel  —  1 .2%
Bank Hapoalim BM ....................... 1,770,140 45,386,856
Cyberark Software Ltd.
(a)
.................... 39,887 1,794,915
Elbit Systems Ltd. ........................ 28,820 26,248,095
Enlight Renewable Energy Ltd.
(a)
.............. 167,180 17,911,729
Isracard Ltd. ............................ 1 5
Mizrahi Tefahot Bank Ltd. ................... 193,240 14,806,708
Teva Pharmaceutical Industries Ltd. , ADR
(a)
....... 484,677 17,118,792
Tower Semiconductor Ltd.
(a)
.................. 47,840 13,572,966
136,840,066
a
Italy  —  3 .0%
Banca Mediolanum SpA .................... 539,915 12,459,013
Banco BPM SpA ......................... 795,558 12,499,125
Enel SpA .............................. 3,546,419 39,794,989
Eni SpA ............................... 516,067 13,501,883
Ferrari N.V. ............................. 33,038 11,352,216
Generali ............................... 1,086,757 48,942,325
Intesa Sanpaolo SpA ...................... 15,308,197 103,453,772
Moncler SpA ............................ 405,288 26,271,982
Prysmian SpA ........................... 152,417 26,256,403
UniCredit SpA ........................... 684,586 59,085,914
353,617,622
a
Japan  —  23 .5%
Advantest Corp. .......................... 380,600 62,226,356
Ajinomoto Co., Inc. ........................ 503,500 16,268,595
ANA Holdings, Inc. ........................ 1,738,500 32,560,872
Asahi Group Holdings Ltd. ................... 1,202,200 11,472,139
Asahi Kasei Corp. ........................ 2,460,800 27,603,001
Asics Corp. ............................. 410,400 12,467,119
Astellas Pharma, Inc. ...................... 1,136,000 16,181,043
Bridgestone Corp. ........................ 2,555,100 54,995,249
Chugai Pharmaceutical Co. Ltd. ............... 389,200 19,248,431
Daifuku Co. Ltd. .......................... 280,300 12,813,372
Daiichi Life Group, Inc. ..................... 2,738,500 27,983,152
Daiichi Sankyo Co. Ltd. ..................... 1,166,100 19,626,095
Daikin Industries Ltd. ...................... 109,700 15,793,034
Daiwa Securities Group, Inc. ................. 3,459,900 32,568,660
Disco Corp. ............................. 57,100 23,298,786
Ebara Corp. ............................ 373,200 13,270,349
Eisai Co. Ltd. ........................... 398,500 9,907,874
ENEOS Holdings, Inc. ..................... 4,362,900 35,747,945
FANUC Corp. ........................... 856,700 42,091,070
Fast Retailing Co. Ltd. ..................... 99,100 51,357,212
Fuji Electric Co. Ltd. ....................... 137,400 13,334,476
FUJIFILM Holdings Corp. ................... 576,800 11,991,351
Fujikura Ltd. ............................ 657,500 19,593,828
Fujitsu Ltd. ............................. 1,353,700 28,833,919
Furukawa Electric Co. Ltd. ................... 35,400 11,535,976
Hankyu Hanshin Holdings, Inc. ................ 536,200 15,766,330
Security Shares Value
a
Japan (continued)
Hitachi Ltd. ............................. 2,624,000 $ 84,937,630
Honda Motor Co. Ltd. ...................... 1,321,300 11,873,168
Hoya Corp. ............................. 271,900 46,175,973
Hulic Co. Ltd. ........................... 1,378,500 14,705,500
Ibiden Co. Ltd. ........................... 172,700 24,828,761
IHI Corp. .............................. 694,600 12,069,620
Isuzu Motors Ltd. ......................... 886,200 13,019,669
ITOCHU Corp. .......................... 5,549,600 67,093,077
Japan Exchange Group, Inc. ................. 1,069,500 13,065,280
Japan Post Holdings Co. Ltd. ................. 818,300 10,612,704
JFE Holdings, Inc. ........................ 1,160,500 12,409,248
JX Advanced Metals Corp. .................. 461,900 11,400,916
Kajima Corp. ............................ 298,600 11,027,746
KDDI Corp. ............................. 3,370,000 57,931,764
Keyence Corp. .......................... 64,800 32,564,261
Kioxia Holdings Corp.
(a)
..................... 156,200 64,321,309
Kirin Holdings Co. Ltd. ..................... 665,200 11,321,032
Komatsu Ltd. ........................... 583,700 23,836,961
Marubeni Corp. .......................... 1,341,800 43,861,283
Mitsubishi Chemical Group Corp. .............. 1,723,900 12,387,741
Mitsubishi Corp. .......................... 1,594,900 50,431,377
Mitsubishi Electric Corp. .................... 1,139,800 46,336,350
Mitsubishi Heavy Industries Ltd. ............... 1,620,100 38,297,151
Mitsubishi UFJ Financial Group, Inc. ............ 4,801,900 90,246,201
Mitsui Kinzoku Co. Ltd. ..................... 39,600 12,837,820
Mizuho Financial Group, Inc. ................. 1,526,100 68,592,045
Murata Manufacturing Co. Ltd. ................ 851,800 53,650,334
NEC Corp. ............................. 991,500 25,699,568
Nintendo Co. Ltd. ......................... 442,780 19,813,902
Nomura Holdings, Inc. ..................... 2,043,700 16,470,448
Nomura Research Institute Ltd. ............... 435,600 13,954,107
Obayashi Corp. .......................... 937,300 19,022,845
Oriental Land Co. Ltd. ..................... 1,588,100 22,837,896
ORIX Corp. ............................. 526,300 20,525,225
Otsuka Holdings Co. Ltd. ................... 172,300 12,658,881
Panasonic Holdings Corp. ................... 1,800,000 41,587,145
Rakuten Group, Inc.
(a)
...................... 2,243,800 10,488,659
Recruit Holdings Co. Ltd. ................... 774,400 51,784,623
Renesas Electronics Corp. .................. 1,143,100 31,821,273
Resona Holdings, Inc. ..................... 980,000 12,510,056
Sanrio Co. Ltd. .......................... 1,940,100 10,429,872
Secom Co. Ltd. .......................... 765,500 30,520,987
Sekisui House Ltd. ........................ 1,229,000 25,803,428
Seven & i Holdings Co. Ltd. .................. 914,000 10,671,416
Shin-Etsu Chemical Co. Ltd. ................. 654,600 31,776,037
Shionogi & Co. Ltd. ....................... 604,200 11,363,687
Shiseido Co. Ltd. ......................... 586,000 10,331,839
SoftBank Group Corp. ..................... 2,096,500 98,623,678
Sompo Holdings, Inc. ...................... 563,100 20,807,767
Sony Group Corp. ........................ 4,023,700 86,791,971
Sumitomo Electric Industries Ltd. .............. 225,100 17,362,117
Sumitomo Metal Mining Co. Ltd. ............... 213,800 12,120,661
Sumitomo Mitsui Financial Group, Inc. ........... 2,503,800 91,320,772
Taisei Corp. ............................ 120,200 10,533,500
Takeda Pharmaceutical Co. Ltd. ............... 1,085,200 34,640,744
TDK Corp. ............................. 682,900 17,688,689
Tokio Marine Holdings, Inc. .................. 1,086,700 48,256,400
Tokyo Electron Ltd. ....................... 285,800 95,850,017
Tokyo Gas Co. Ltd. ....................... 259,100 10,358,648
Toray Industries, Inc. ...................... 2,459,700 18,388,181
Toyota Motor Corp. ....................... 5,027,700 95,112,524
Yamaha Motor Co. Ltd. ..................... 3,667,800 30,183,125
Yokogawa Electric Corp. .................... 674,800 21,181,088

iShares
®
ESG Aware MSCI EAFE ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Japan (continued)
Yokohama Financial Group, Inc. ............... 1,941,200 $ 19,782,455
2,737,445,386
a
Netherlands  —  5 .8%
Akzo Nobel N.V. ......................... 400,287 30,379,814
ASM International N.V. ..................... 28,846 30,098,344
ASML Holding N.V. ....................... 224,590 363,146,945
BE Semiconductor Industries N.V. ............. 37,767 12,504,871
Heineken N.V. ........................... 301,196 23,521,839
ING Groep N.V. .......................... 2,323,642 71,975,783
InPost SA
(a)
............................. 630,328 11,299,297
Koninklijke Ahold Delhaize N.V. ............... 546,204 23,043,625
Koninklijke KPN N.V. ...................... 8,293,909 43,204,144
NN Group N.V. .......................... 216,511 18,073,531
Prosus N.V.
(a)
........................... 653,126 29,703,881
Universal Music Group N.V. .................. 560,820 12,588,126
Wolters Kluwer N.V. ....................... 151,989 10,805,906
680,346,106
a
New Zealand  —  0 .2%
Meridian Energy Ltd. ...................... 5,685,895 19,959,420
a
Norway  —  1 .1%
Aker BP ASA ............................ 272,886 9,817,237
DNB Bank ASA .......................... 689,636 21,446,571
Equinor ASA ............................ 548,606 19,831,892
Kongsberg Gruppen ASA ................... 444,703 15,972,169
Mowi ASA .............................. 914,837 20,156,989
Norsk Hydro ASA ......................... 1,019,333 12,466,205
Orkla ASA .............................. 2,122,791 22,371,964
Telenor ASA ............................ 628,318 10,267,600
132,330,627
a
Portugal  —  0 .4%
EDP SA ............................... 4,220,104 21,491,508
Galp Energia SGPS SA .................... 967,437 21,082,916
42,574,424
a
Singapore  —  1 .6%
DBS Group Holdings Ltd. ................... 881,910 43,440,986
Keppel Ltd. ............................. 2,156,600 18,186,642
Oversea-Chinese Banking Corp. Ltd. ........... 1,912,900 35,110,168
Sembcorp Industries Ltd. ................... 2,576,400 12,899,561
Singapore Exchange Ltd. ................... 1,680,500 28,809,905
Singapore Telecommunications Ltd. ............ 5,510,500 18,750,800
United Overseas Bank Ltd. .................. 385,500 11,357,631
Wilmar International Ltd. .................... 4,998,600 14,062,884
182,618,577
a
Spain  —  4 .0%
Acciona SA ............................. 56,141 16,105,039
ACS Actividades de Construccion y Servicios SA ... 142,943 20,718,551
Amadeus IT Group SA ..................... 542,658 34,617,183
Banco Bilbao Vizcaya Argentaria SA ............ 2,934,636 68,543,286
Banco Santander SA ...................... 5,089,251 63,645,366
CaixaBank SA ........................... 4,234,200 57,168,333
Cellnex Telecom SA
(b)
...................... 593,109 19,847,003
Endesa SA ............................. 655,480 27,416,824
Iberdrola SA ............................ 4,041,804 91,756,349
Industria de Diseno Textil SA ................. 566,734 34,927,380
Naturgy Energy Group SA ................... 485,559 16,083,480
Repsol SA ............................. 794,669 20,518,577
471,347,371
a
Security Shares Value
a
Sweden  —  3 .5%
AddTech AB , Class B ...................... 329,113 $ 11,730,337
Atlas Copco AB , Class A .................... 1,651,561 31,579,999
Boliden AB ............................. 763,331 47,530,843
Epiroc AB , Class A ........................ 370,061 10,947,677
Epiroc AB , Class B ........................ 520,670 13,293,386
EQT AB ............................... 458,797 15,779,989
Essity AB , Class B ........................ 544,039 15,258,592
Evolution AB
(a) (b)
.......................... 190,408 14,292,199
Hexagon AB , Class B ...................... 1,125,466 10,325,585
Investor AB , Class B ....................... 274,209 11,267,643
Nibe Industrier AB , Class B .................. 2,671,441 10,441,188
Nordea Bank Abp ........................ 749,466 14,359,685
Saab AB , Class B ........................ 324,607 20,005,986
Sandvik AB ............................. 1,278,834 52,010,492
Spotify Technology SA
(a)
.................... 59,018 29,372,078
Svenska Cellulosa AB SCA , Class B ............ 2,077,906 22,857,110
Tele2 AB , Class B ........................ 644,786 12,102,264
Telefonaktiebolaget LM Ericsson , Class B ........ 1,129,712 14,731,668
Telia Co. AB ............................ 6,939,597 37,211,711
Volvo AB , Class B ........................ 338,513 11,917,762
407,016,194
a
Switzerland  —  9 .8%
ABB Ltd. , Registered ...................... 1,227,251 131,226,670
Alcon AG .............................. 615,588 40,959,635
Belimo Holding AG , Registered ............... 12,231 12,910,120
Galderma Group AG ....................... 70,155 14,841,378
Givaudan SA , Registered ................... 10,288 38,169,295
Holcim AG
(a)
............................ 367,443 36,167,078
Kuehne + Nagel International AG , Registered ...... 79,815 18,396,751
Logitech International SA , Registered ........... 185,177 22,503,614
Lonza Group AG , Registered ................. 66,747 42,632,098
Nestle SA , Registered ..................... 1,331,388 135,087,923
Novartis AG , Registered .................... 1,176,088 176,895,454
Roche Holding AG , Bearer .................. 44,147 18,987,007
Roche Holding AG , NVS .................... 331,785 139,598,571
SGS SA , Registered ....................... 134,540 15,291,164
Sika AG , Registered ....................... 173,524 33,868,983
Sonova Holding AG , Registered ............... 79,779 21,059,281
Swiss Life Holding AG , Registered ............. 11,355 12,327,747
Swiss Prime Site AG , Registered .............. 195,901 32,838,421
Swiss Re AG ............................ 206,257 30,904,817
UBS Group AG , Registered .................. 1,603,671 75,734,719
VAT Group AG
(b)
......................... 26,180 20,440,987
Zurich Insurance Group AG .................. 103,573 73,551,167
1,144,392,880
a
United Kingdom  —  13 .7%
3i Group PLC ........................... 939,517 28,532,945
Admiral Group PLC ....................... 265,214 11,735,337
Anglo American PLC ...................... 406,393 21,749,073
Antofagasta PLC ......................... 240,525 13,249,903
AstraZeneca PLC ........................ 719,285 133,545,648
Aviva PLC ............................. 3,709,852 30,537,051
BAE Systems PLC ........................ 2,284,117 62,143,314
Barclays PLC ........................... 7,673,923 46,880,464
BP PLC ............................... 6,709,402 47,391,631
Bunzl PLC ............................. 344,318 10,886,025
Compass Group PLC ...................... 471,683 15,127,003
Diageo PLC ............................ 2,134,003 43,743,962
Endeavour Mining PLC ..................... 197,531 12,141,561
Experian PLC ........................... 306,406 10,581,336
Glencore PLC
(a)
.......................... 3,840,490 29,208,433
GSK PLC .............................. 2,020,692 51,096,468
Haleon PLC ............................ 3,495,824 15,781,629

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
ESG Aware MSCI EAFE ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
United Kingdom (continued)
HSBC Holdings PLC ...................... 9,147,101 $ 171,766,371
Informa PLC ............................ 3,001,636 32,611,233
InterContinental Hotels Group PLC ............. 70,821 10,860,485
J Sainsbury PLC ......................... 2,926,612 11,628,205
Kingfisher PLC .......................... 3,298,449 12,735,843
Land Securities Group PLC .................. 1,722,317 14,540,793
Legal & General Group PLC ................. 6,950,283 25,298,966
Lloyds Banking Group PLC .................. 37,030,722 50,651,880
London Stock Exchange Group PLC ............ 327,654 39,645,900
National Grid PLC ........................ 4,309,470 69,169,279
NatWest Group PLC ....................... 4,287,604 34,484,067
Prudential PLC .......................... 807,550 11,489,460
Reckitt Benckiser Group PLC ................. 268,195 16,505,065
RELX PLC ............................. 1,203,263 39,267,301
Rentokil Initial PLC ........................ 1,720,444 10,337,919
Rio Tinto PLC ........................... 159,973 16,990,954
Rolls-Royce Holdings PLC .................. 4,116,550 74,064,208
Sage Group PLC (The) ..................... 1,535,797 17,373,380
Segro PLC ............................. 2,564,150 24,856,399
Shell PLC .............................. 2,638,709 111,499,574
Smiths Group PLC ........................ 1,029,664 33,994,026
SSE PLC .............................. 1,220,241 38,160,834
Standard Chartered PLC .................... 871,653 23,342,646
Sunbelt Rentals Holdings, Inc. ................ 279,577 21,911,914
Tesco PLC ............................. 4,143,964 24,020,646
Unilever PLC ........................... 1,366,603 77,010,191
1,598,549,322
a
Security Shares Value
a
United States  —  0 .2%
Nebius Group N.V. , Class A
(a)
................. 106,573 $ 24,627,955
a
Total Long-Term Investments — 99.3%
(Cost: $ 7,894,077,539 ) ............................... 11,570,678,283
a
Short-Term Securities
Money Market Funds  —  0 .1%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.76%
(d) (e) (f)
...................... 10,021,356 10,024,363
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.58%
(d) (e)
............................ 1,691,796 1,691,796
a
Total Short-Term Securities — 0.1%
(Cost: $ 11,715,173 ) ................................. 11,716,159
Total Investments —  99.4%
(Cost: $ 7,905,792,712 ) ............................... 11,582,394,442
Other Assets Less Liabilities — 0 .6% ...................... 75,718,747
Net Assets — 100.0% ................................. $ 11,658,113,189
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
All or a portion of this security is on loan.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/26
  Shares
Held at
05/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 11,263,396  $ —  $ (1,234,686)
(a)
$ (5,333) $ 986  $ 10,024,363  10,021,356  $ 123,237
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 1,660,000  31,796
(a)
—  —  —  1,691,796  1,691,796  78,963  —
$ —  $ (5,333) $ 986
$ 11,716,159
$ 202,200  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

iShares
®
ESG Aware MSCI EAFE ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
TOPIX Index ......................................................................... 103 06/11/26 $ 25,579 $ 1,206,930
SPI 200 Index ........................................................................ 72 06/18/26 11,320 2,682
Euro STOXX 50 Index .................................................................. 546 06/19/26 38,619 1,272,646
FTSE 100 Index ...................................................................... 145 06/19/26 20,345 179
$ 2,482,437
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 457,440,663 $ 11,113,237,620 $ — $ 11,570,678,283
Short-Term Securities
Money Market Funds ...................................... 11,716,159 — — 11,716,159
$ 469,156,822 $ 11,113,237,620 $ — $ 11,582,394,442
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 2,482,437 $ — $ — $ 2,482,437
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipt
NVS Non-Voting Shares